STATEMENTS OF COMPREHENSIVE INCOME - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
The Group [member]
Profit for the year		£ 2,836	£ 4,217	[1]	£ 4,303	[1]
Post-retirement defined benefit scheme remeasurements2:
Remeasurements before tax	[2]	(1,433)	167	[1]	628	[1]
Tax	[2]	316	(47)	[1]	(146)	[1]
	[2]	(1,117)	120	[1]	482	[1]
Movements in revaluation reserve in respect of equity shares held at fair value through other comprehensive income:
Change in fair value	[1]		(98)
Tax		12	22	[1]
		12	(76)	[1]
Gains and losses attributable to own credit risk:
Gains (losses) before tax		(419)	533	[1]	(55)	[1]
Tax		113	(144)	[1]	15	[1]
		(306)	389	[1]	(40)	[1]
Share of other comprehensive income of associates and joint ventures	[1]		8
Movements in revaluation reserve in respect of debt securities held at fair value through other comprehensive income:
Change in fair value		(34)	(31)	[1]
Income statement transfers in respect of disposals		(196)	(268)	[1]
Impairment recognised in the income statement		(1)		[1]
Tax		72	115	[1]
		(159)	(184)	[1]
Movements in revaluation reserve in respect of available-for-sale financial assets:
Change in fair value	[1]				294
Income statement transfers in respect of disposals	[1]				(464)
Income statement transfers in respect of impairment	[1]				6
Tax	[1]				64
	[1]				(100)
Movements in cash flow hedging reserve:
Effective portion of changes in fair value taken to other comprehensive income		1,166	91	[1]	(271)	[1]
Net income statement transfers		(580)	(691)	[1]	(644)	[1]
Tax		(140)	137	[1]	264	[1]
		446	(463)	[1]	(651)	[1]
Movements in foreign currency translation reserve:
Currency translation differences (tax: £nil)		(2)	(15)	[1]	(27)	[1]
Transfers to income statement (tax: £nil)	[1]		108
		(2)	93	[1]	(27)	[1]
Other comprehensive income for the year, net of tax		(1,126)	(113)	[1]	(336)	[1]
Total comprehensive income for the year		1,710	4,104	[1]	3,967	[1]
Total comprehensive income attributable to ordinary shareholders arising from continuing operations		1,389	2,450	[1]	2,755	[1]
Total comprehensive income attributable to ordinary shareholders arising from discontinued operations1	[2]		1,344	[1]	849	[1]
Total comprehensive income attributable to ordinary shareholders		1,389	3,794	[1]	3,604	[1]
Total comprehensive income attributable to other equity holders		281	275	[1]	273	[1]
Total comprehensive income attributable to equity holders		1,670	4,069	[1]	3,877	[1]
Total comprehensive income attributable to non-controlling interests		40	35	[1]	90	[1]
The Bank [member]
Profit for the year		2,446	6,141	[1]	5,353	[1]
Post-retirement defined benefit scheme remeasurements2:
Remeasurements before tax		(776)	(206)	[1]	442	[1]
Tax		200	44	[1]	(110)	[1]
		(576)	(162)	[1]	332	[1]
Movements in revaluation reserve in respect of equity shares held at fair value through other comprehensive income:
Change in fair value	[1]		(102)
Tax		12		[1]
		12	(102)	[1]
Gains and losses attributable to own credit risk:
Gains (losses) before tax		(419)	533	[1]	(55)	[1]
Tax		113	(144)	[1]	15	[1]
		(306)	389	[1]	(40)	[1]
Movements in revaluation reserve in respect of debt securities held at fair value through other comprehensive income:
Change in fair value		(50)	(58)	[1]
Income statement transfers in respect of disposals		(201)	(258)	[1]
Impairment recognised in the income statement		(1)		[1]
Tax		74	114	[1]
		(178)	(202)	[1]
Movements in revaluation reserve in respect of available-for-sale financial assets:
Change in fair value	[1]				231
Income statement transfers in respect of disposals	[1]				(333)
Tax	[1]				46
	[1]				(56)
Movements in cash flow hedging reserve:
Effective portion of changes in fair value taken to other comprehensive income		892	255	[1]	15	[1]
Net income statement transfers		(448)	(628)	[1]	(436)	[1]
Tax		(105)	87	[1]	130	[1]
		339	(286)	[1]	(291)	[1]
Movements in foreign currency translation reserve:
Currency translation differences (tax: £nil)		6	2	[1]	(5)	[1]
Transfers to income statement (tax: £nil)	[1]		(84)
		6	(82)	[1]	(5)	[1]
Other comprehensive income for the year, net of tax		(703)	(445)	[1]	(60)	[1]
Total comprehensive income for the year		1,743	5,696	[1]	5,293	[1]
Total comprehensive income attributable to ordinary shareholders		1,462	5,421	[1]	5,020	[1]
Total comprehensive income attributable to other equity holders		£ 281	£ 275	[1]	£ 273	[1]

[1]	Restated, see note 1.
[2]	2018 included post-retirement defined benefit scheme remeasurements in the Group's discontinued operations of 37 million (30 million after tax).